Equity (Details 4) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Other comprehensive loss, beginning	R$ 146,362	R$ 177,643
Actuarial gains (losses)	142,327	(31,281)
Gains/(losses) in financial isntruments	(8,350)
Other comprehensive loss, ending	280,339	146,362
G1 Plan [Member]
IfrsStatementLineItems [Line Items]
Other comprehensive loss, beginning	235,708	181,617
Actuarial gains (losses)	7,126	54,091
Gains/(losses) in financial isntruments
Other comprehensive loss, ending	242,834	235,708
G0 Plan [Member]
IfrsStatementLineItems [Line Items]
Other comprehensive loss, beginning	(89,346)	(3,974)
Actuarial gains (losses)	135,201	(85,372)
Gains/(losses) in financial isntruments
Other comprehensive loss, ending	45,855	(89,346)
Hedge [Member]
IfrsStatementLineItems [Line Items]
Other comprehensive loss, beginning
Actuarial gains (losses)
Gains/(losses) in financial isntruments	(8,350)
Other comprehensive loss, ending	R$ (8,350)